Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	PIONEER ASSET ALLOCATION TRUST
CIK	dei_EntityCentralIndexKey	0001288255
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2024
Prospectus Date	rr_ProspectusDate	Dec. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A